Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) year member	Dec. 31, 2015 CHF (SFr) member	Dec. 31, 2014 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 26	SFr 5	SFr 10
Additions	6	21	3
Reductions	(7)	0	(8)
Balance at end of period	SFr 25	SFr 26	5
Loans to members of the Executive Board, number of members | member	8	7
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 7
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	8	SFr 16	55
Additions	3	1	6
Reductions	(1)	(9)	(45)
Balance at end of period	SFr 10	SFr 8	16
Loans to members of the Board of Directors, number of members | member	4	3
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 135	SFr 13	10
Net borrowings/(repayments)	38	122	3
Balance at end of period	173	135	13
Bank
Activity in loans to related parties
Balance at beginning of period	5,154
Balance at end of period	6,687	5,154
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	26	5	10
Additions	6	21	3
Reductions	(7)	0	(8)
Balance at end of period	SFr 25	SFr 26	5
Loans to members of the Executive Board, number of members | member	7	6
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 8	SFr 16	55
Additions	3	1	6
Reductions	(1)	(9)	(45)
Balance at end of period	SFr 10	SFr 8	SFr 16
Loans to members of the Board of Directors, number of members | member	4	3